Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Accumulated Other Comprehensive Income (Loss) [Line Items]
Summary of change in the components of accumulated other comprehensive loss, net of tax

			Total
			Accumulated
	Net Currency	Funded	Other
	Translation	Status of	Comprehensive
	Gains (Losses)	Benefit Plans	Loss
Balance at December 31, 2018	$4.4	$(10.5)	$(6.1)
Foreign currency translation Adjustments	(2.4)	—	(2.4)
Adoption of ASU 2018-02	—	(2.1)	(2.1)
Balance at March 31, 2019	$2.0	$(12.6)	$(10.6)
Balance at December 31, 2019	$2.9	$(11.0)	$(8.1)
Foreign currency translation Adjustments	(1.8)	—	(1.8)
Balance at March 31, 2020	$1.1	$(11.0)	$(9.9)

The following table displays the change in the components of accumulated other comprehensive loss, net of tax, which are included in net parent investment on the accompanying combined balance sheets:

	Net		Total
	Currency	Funded	Accumulated
	Translation	Status of	Other
	Gains	Benefit	Comprehensive
	(Losses)	Plans	Loss
Balance at December 31, 2016	$(0.9)	$(12.5)	$(13.4)
Foreign currency translation adjustments	5.9	—	5.9
Net change in pension benefit obligation	—	1.3	1.3
Net current-period other comprehensive income	5.9	1.3	7.2
Balance at December 31, 2017	$5.0	$(11.2)	$(6.2)
Foreign currency translation adjustments	(0.6)	—	(0.6)
Net change in pension benefit obligation	—	0.7	0.7
Net current-period other comprehensive income	(0.6)	0.7	0.1
Balance at December 31, 2018	4.4	(10.5)	(6.1)
Foreign currency translation adjustments	(1.5)	—	(1.5)
Net change in pension benefit obligation	—	(0.5)	(0.5)
Net current-period other comprehensive income	(1.5)	(0.5)	(2.0)
Balance at December 31, 2019	$2.9	$(11.0)	$(8.1)